Leases (Schedule of information on leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Interest expense on lease liabilities	$ 102	$ 120
Depreciation expenses relating to short-term leases	537	531
Cash outflow for leases	$ 701	$ 693